Note 20 - Restatement of Previously Issued Financial Statements	12 Months Ended
Oct. 31, 2024
Notes to Financial Statements
Error Correction [Text Block]
(20)	Restatement of Previously Issued Financial Statements

In connection with the preparation of the Company’s 2024 financial statements, it was determined that the balance on the Revolver was incorrectly classified as a noncurrent liability in the 2023 consolidated balance sheet. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires that a borrower’s balance outstanding on a revolving line of credit be reflected as a current liability when the loan agreement includes provisions for both (i) a required lock box arrangement with a lender in which the borrower does not have the ability to avoid using working capital to repay the amounts outstanding, whether or not the borrower has the ability to re-borrow funds based on its regular borrowing base calculation in the ordinary course of business, and (ii) a “subjective acceleration clause”, which permits the lender to accelerate the loan upon the occurrence of a material adverse change.

The Company’s management has further concluded that the classification as a current liability is required in accordance with U.S. GAAP even if (i) it is deemed that the “subjective acceleration clause” is not probable to be utilized by the lender within twelve months from the date of the balance sheet and (ii) the maturity date of the loan extends more than twelve months from the date of the balance sheet.

The Company’s Revolving Credit Master Promissory Note and Related Loan and Security Agreement (the “Revolver”) includes provisions for both: (i) a required lock box arrangement as described above for the collection of accounts receivables and other receipts by the Company and (ii) a “material adverse change” provision, similar to clauses included customarily in loan agreements.  The Company’s Revolver matures July 24, 2027.

Impact of Restatement

The following table is a summary of the effect of this restatement for the periods presented:

Fiscal year 2024	July 31, 2024 (Unaudited)
	As previously reported	Adjustment	As restated
Note payable, revolver - current	$—	$7,280,673	$7,280,673
Total current liabilities	6,976,106	7,280,673	14,256,779
Note payable, revolver - noncurrent	7,280,673	(7,280,673)	—

	April 30, 2024 (Unaudited)
	As previously reported	Adjustment	As restated
Note payable, revolver - current	$—	$8,046,853	$8,046,853
Total current liabilities	7,134,468	8,046,853	15,181,321
Note payable, revolver - noncurrent	8,046,853	(8,046,853)	—

	January 31, 2024 (Unaudited)
	As previously reported	Adjustment	As restated
Note payable, revolver - current	$—	$7,459,960	$7,459,960
Total current liabilities	6,729,425	7,459,960	14,189,385
Note payable, revolver - noncurrent	7,459,960	(7,459,960)	—

Fiscal year 2023	October 31, 2023
	As previously reported	Adjustment	As restated
Note payable, revolver - current	$—	$8,324,397	$8,324,397
Total current liabilities	7,768,202	8,324,397	16,092,599
Note payable, revolver - noncurrent	8,324,397	(8,324,397)	—

	July 31, 2023 (Unaudited)
	As previously reported	Adjustment	As restated
Note payable, revolver - current	$—	$7,314,692	$7,314,692
Total current liabilities	11,816,049	7,314,692	19,130,741
Note payable, revolver - noncurrent	7,314,692	(7,314,692)	—

	April 30, 2023 (Unaudited)
	As previously reported	Adjustment	As restated
Note payable, revolver - current	$—	$8,006,810	$8,006,810
Total current liabilities	7,664,309	8,006,810	15,671,119
Note payable, revolver - noncurrent	8,006,810	(8,006,810)	—

	January 31, 2023 (Unaudited)
	As previously reported	Adjustment	As restated
Note payable, revolver - current	$—	$6,823,065	$6,823,065
Total current liabilities	7,713,849	6,823,065	14,536,914
Note payable, revolver - noncurrent	6,823,065	(6,823,065)	—

The Company’s prior classification of the Revolver balance as noncurrent did not have any effect on the Company’s previously reported total assets, total liabilities or total shareholders’ equity.

Further, the prior classification did not have any effect on the Company’s previously reported consolidated statements of operations, consolidated statements of shareholders’ equity or consolidated statements of cash flows.

There also was no impact on any covenants with lenders for the periods, as the Company’s borrowing arrangements do not include financial covenants that would be impacted by the classification of the Revolver.

It should also be noted that while U.S. GAAP requires current classification of the Revolver balance outstanding for the Restatement, the lender has not used the subjective acceleration clause at any time during the Company’s arrangement with the lender, including up to the date of this filing, which is more than twelve months after the filing of the fiscal year 2023 Annual Report on Form 10-K.